The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio – Diversified Equity Income Fund, Columbia Variable Portfolio – Dynamic Equity Fund and Columbia Variable Portfolio – Emerging Markets Opportunity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 15, 2012 (Accession No. 0001193125-12-272383), which is incorporated herein by reference.